GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(529,443)	(472,206)
Gaming subconcession, net	$ 370,557	$ 427,794